Related party transactions - Summary of executive director remuneration (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions
Salary	£ 2,360	£ 2,245	£ 2,190
Benefits	116	109	97
Annual incentive	3,810	3,576	3,808
Share based remuneration	11,016	14,322	14,354
Pension	260	247	241
Total Executive Directors	£ 17,562	£ 20,499	£ 20,690